Note 16 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Interest Finance Costs [Text Block]
16.
Interest and Finance Costs:

The interest and finance costs in the accompanying consolidated statements of operations are as follows:

	Years ended December 31,
	2018	2019	2020
Interest expense	$61,415	$88,289	$66,526
Interest capitalized	(808)	(2,459)	(3,274)
Swap effect	74	(1,885)	1,323
Amortization and write-off of financing costs	2,907	4,491	3,645
Bank charges and other financing costs	404	571	482
Total	$63,992	$89,007	$68,702